Goodwill (Tables)	12 Months Ended
Mar. 31, 2016
Business Combination, Goodwill [Abstract]
Schedule of Goodwill

Acquisitions	March 31,
	2015	2016

Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment – electronic division	(392)	(392)
Impairment – metallic division	(317)	(317)
	$—	$—